Derivative Financial Instruments - Summary of Credit Exposure of Derivative Financial Instruments (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
CRA [member]
Disclosure of financial assets [line items]
Amounts relating to netting and collateral	$ 40,516	$ 42,929
CEA [member]
Disclosure of financial assets [line items]
Amounts relating to netting and collateral	$ 87,034	$ 84,431